Securities trading and intermediation	12 Months Ended
Dec. 31, 2024
Summary of Securities, Trading and Intermediation Assets and Liabilities [Abstract]
Securities trading and intermediation	Securities trading and intermediation
Represented by operations at B3 on behalf of and on account of third parties, with liquidation operating cycle between D+1 and D+3.

	2024	2023

Cash and settlement records	1,521,064	1,277,579
Debtors pending settlement	4,985,532	1,768,735
Other	129,373	697
(-) Expected losses on Securities trading and intermediation (i)	(136,872)	(114,692)
Total Assets	6,499,097	2,932,319

Cash and settlement records	1,499,960	166,625
Creditors pending settlement	3,222,114	1,957,045
Customer's cash on investment account	13,752,904	14,819,869
Total Liabilities	18,474,978	16,943,539

(i)The reconciliation of gross carrying amount and the expected loss, segregated by stage, according to IFRS 9 are included in Note 14.